Purchased Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	$ 1,538.0	$ 1,077.4
Accumulated Amortization	(550.3)	(527.2)
Net	987.7	550.2
Purchased data files
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	795.6	316.2
Accumulated Amortization	(229.2)	(240.5)
Net	566.4	75.7
Acquired software and technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	34.4	68.3
Accumulated Amortization	(13.5)	(41.1)
Net	20.9	27.2
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	522.1	518.2
Accumulated Amortization	(164.5)	(130.3)
Net	357.6	387.9
Proprietary database
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	125.0	125.0
Accumulated Amortization	(115.9)	(95.5)
Net	9.1	29.5
Non-compete agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	19.4	9.0
Accumulated Amortization	(5.5)	(3.1)
Net	13.9	5.9
Trade names and other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	41.5	40.7
Accumulated Amortization	(21.7)	(16.7)
Net	$ 19.8	$ 24.0